7. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS (Details) - $ / shares	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Details
Authorized Share Capital	100,000,000
Number of stock options granted	700,000	850,000
Stock options Exercise Price	$ 3	$ 2.74
Stock options expired unexercised	1,460,000	700,000
Stock options expired unexercised, price per share	$ 2.86	$ 3
Stock options exercised	0	0